Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Business Combinations [Abstract]
Schedule of Business Combinations
Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests

Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests
Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%